Capital Stock	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Capital Stock
9.	Capital Stock

The authorized capital stock of Teekay at June 30, 2014 and December 31, 2013 was 25 million shares of preferred stock, with a par value of $1 per share, and 725 million shares of common stock, with a par value of $0.001 per share. As at June 30, 2014, Teekay had no shares of preferred stock issued. During the six months ended June 30, 2014, Teekay issued 1.5 million shares of common stock upon the exercise or issuance of stock options, restricted stock units and restricted stock awards.

During 2008, Teekay announced that its Board of Directors had authorized the repurchase of up to $200 million of shares of its common stock in the open market. As at June 30, 2014, Teekay had repurchased approximately 5.2 million shares of common stock for $162.3 million pursuant to such authorizations. As at June 30, 2014, the total remaining amount under the share repurchase authorization was $37.7 million.

During the six months ended June 30, 2014, the Company granted 15,243 stock options with an exercise price of $56.76 per share, 81,388 restricted stock units with a fair value of $4.6 million, 50,689 performance shares with a fair value of $3.4 million and 18,230 shares of restricted stock awards with a fair value of $1.0 million to certain of the Company’s employees and directors. Each stock option has a ten-year term and vests equally over three years from the grant date. Each restricted stock unit, restricted stock award and performance share is equal in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units and restricted stock awards vest equally over three years from the grant date and the performance shares vest two or three years from the grant date. Upon vesting, the value of the restricted stock units, restricted stock awards and performance shares are paid to each grantee in the form of shares or cash. The number of performance share units that vest will range from zero to a multiple of the original number granted, based on certain performance and market conditions.

The weighted-average grant-date fair value of stock options granted during the six months ended June 30, 2014 was $11.50 per stock option. The fair value of each stock option granted was estimated on the grant date using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the stock options granted: expected volatility of 34.7%; expected life of five years; dividend yield of 4.4%; risk-free interest rate of 1.6%; and estimated forfeiture rate of 12%. The expected life of the stock options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.